UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-10067
Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance VT Floating-Rate Income Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
VT Floating-Rate Income Fund
Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	25
Officers and Trustees	28
Important Notices	29

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2012
Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew Sveen, CFA
Performance1,2

% Average Annual Total Returns	Inception Date	6 Months	One Year	Five Years	Ten Years

Fund at NAV	5/2/2001	3.52%	3.54%	3.73%	3.70%
S&P/LSTA Leveraged Loan Index	—	4.54%	3.42%	4.38%	5.24%

% Total Annual Operating Expense Ratio[3]

					1.18%
Fund Profile

Top 10 Holdings (% of total investments)4

Intelsat Jackson Holdings S.A.	1.4%
Rite Aid Corporation	1.2
HCA, Inc.	1.2
Aramark Corporation	1.1
NRG Energy, Inc.	1.1
Health Management Associates, Inc.	1.1
Community Health Systems, Inc.	1.1
Asurion LLC	1.0
Chrysler Group LLC	1.0
Goodyear Tire & Rubber Company (The)	1.0

Total	11.2%

Top 10 Sectors (% of total investments)4

Health Care	13.4%
Business Equipment and Services	8.7
Electronics/Electrical	6.1
Leisure Goods/Activities/Movies	5.0
Automotive	5.0
Publishing	4.9
Chemicals and Plastics	4.7
Food Service	4.4
Food Products	4.1
Utilities	3.8

Total	60.1%

Credit Quality (% of loan holdings)5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

[5]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

Beginning	Ending	Expenses Paid	Annualized
Account Value	Account Value	During Period*	Expense
(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
$1,000.00	$1,035.20	$5.87	1.16%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,019.10	$5.82	1.16%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. Expenses shown do not include insurance-related charges.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 93.6%(1)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Aerospace and Defense — 1.7%

DAE Aviation Holdings, Inc.
Term Loan, 5.47%, Maturing July 31, 2014	$1,450	$1,435,661
Term Loan, 5.47%, Maturing July 31, 2014	1,525	1,509,862
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	198	197,010
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	750	648,410
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014	1,000	980,417
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	716	704,836
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	423	421,818
Term Loan, 4.00%, Maturing February 14, 2017	911	911,884

		$6,809,898

Air Transport — 0.3%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015	$424	$367,486
Orbitz Worldwide Inc.
Term Loan, 3.25%, Maturing July 25, 2014	713	673,343

		$1,040,829

Automotive — 4.7%

Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014	$2,715	$2,687,973
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	497	481,014
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	4,070	4,105,552
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014	647	617,135
Term Loan, 2.18%, Maturing December 28, 2015	2,438	2,325,694
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,975	3,890,531
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	322	323,294
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	741	735,070
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	602	599,529
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	1,755	1,755,995
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	460	459,695
Veyance Technologies, Inc.
Term Loan, 2.50%, Maturing July 31, 2014	123	119,644
Term Loan, 2.50%, Maturing July 31, 2014	859	835,316

		$18,936,442

Building and Development — 1.0%

Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	$346	$344,034
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	721	722,478
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	348	335,190
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,963	1,958,323
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	723	725,598

		$4,085,623

Business Equipment and Services — 8.4%

ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	$249	$248,750
Acosta, Inc.
Term Loan, 5.75%, Maturing March 1, 2018	1,541	1,533,457
Term Loan, Maturing March 1, 2018(2)	325	326,219
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	788	781,105
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 16, 2015	1,401	1,279,311
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	494	493,133
Altegrity, Inc.
Term Loan, 2.99%, Maturing February 21, 2015	1,033	979,017
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	305	303,413
Brand Energy & Infrastructure Services, Inc.
Term Loan, 3.73%, Maturing February 7, 2014	503	475,826
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,436	1,439,947
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	503	503,613
ClientLogic Corporation
Term Loan, 7.22%, Maturing January 30, 2017	1,132	1,095,459
DynCorp International LLC
Term Loan, 6.29%, Maturing July 7, 2016	311	311,254

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Business Equipment and Services (continued)

Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	$1,022	$996,989
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018	425	422,875
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	948	944,071
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	274	275,913
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	670	661,898
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	173	172,060
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	1,411	1,414,982
Kronos, Inc.
Term Loan, 6.25%, Maturing December 28, 2017	373	374,287
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,578	1,566,061
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	338	336,656
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018	424	423,673
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	2,129	2,107,215
Sabre, Inc.
Term Loan, 2.25%, Maturing September 30, 2014	3,054	2,925,154
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	346	344,473
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	271	269,859
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 26, 2016	2,837	2,815,948
Term Loan, 3.99%, Maturing February 28, 2017	740	734,323
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017	842	837,818
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018	1,827	1,831,442
Travelport LLC
Term Loan, 2.96%, Maturing August 23, 2013	154	140,614
Term Loan, 4.97%, Maturing August 21, 2015	1,674	1,537,663
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	53	52,909
Term Loan, 6.00%, Maturing July 28, 2017	270	270,323
West Corporation
Term Loan, 2.65%, Maturing October 24, 2013	307	307,136
Term Loan, 4.50%, Maturing July 15, 2016	744	740,346
Term Loan, 4.59%, Maturing July 15, 2016	1,812	1,804,183

		$34,079,375

Cable and Satellite Television — 3.1%

Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019	$625	$627,078
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017	1,010	1,002,048
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018	200	199,001
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019	2,319	2,275,703
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016	1,527	1,516,545
Term Loan, 4.00%, Maturing May 15, 2019	599	595,657
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018	227	226,100
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019	2,675	2,652,150
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015	1,909	1,842,284
UPC Financing Partnership
Term Loan, 3.74%, Maturing December 30, 2016	753	744,262
Term Loan, 3.74%, Maturing December 29, 2017	1,000	982,500

		$12,663,328

Chemicals and Plastics — 4.2%

AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017	$1,360	$1,370,769
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018	325	323,781
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017	1,218	1,219,315
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016	369	370,548
Huntsman International, LLC
Term Loan, 2.85%, Maturing April 19, 2017	1,192	1,169,767
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018	1,671	1,638,232
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015	324	308,383
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015	438	420,491

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Chemicals and Plastics (continued)

Momentive Specialty Chemicals Inc.
Term Loan, 2.35%, Maturing May 3, 2013	$491	$482,131
Term Loan, 4.00%, Maturing May 5, 2015	682	666,204
Term Loan, 4.25%, Maturing May 5, 2015	291	283,908
Term Loan, 4.25%, Maturing May 5, 2015	475	448,875
Term Loan, 4.25%, Maturing May 5, 2015	773	738,116
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017	620	623,414
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017	1,405	1,409,745
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017	487	488,594
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017	690	689,861
Styron S.A.R.L., LLC
Term Loan, 6.06%, Maturing August 2, 2017	2,817	2,646,993
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018	91	89,620
Term Loan, 4.25%, Maturing February 8, 2018	334	329,233
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,207	1,184,755

		$16,902,735

Conglomerates — 2.0%

Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	$114	$113,265
Term Loan, 7.75%, Maturing September 22, 2014	74	74,213
Term Loan, 8.25%, Maturing September 22, 2014	46	45,447
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	1,621	1,631,405
RGIS Services, LLC
Term Loan, 4.71%, Maturing October 18, 2016	940	911,784
Term Loan, 5.50%, Maturing October 18, 2017	673	667,421
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	224	223,409
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	996	999,838
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	3,388	3,324,733

		$7,991,515

Containers and Glass Products — 1.9%

Berry Plastics Corporation
Term Loan, 2.25%, Maturing April 3, 2015	$1,798	$1,737,751
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018	117	116,349
Term Loan, 4.50%, Maturing February 23, 2018	1,161	1,154,475
Consolidated Container Company LLC
Term Loan, 2.50%, Maturing March 28, 2014	608	605,997
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017	288	285,866
Term Loan, 0.00%, Maturing June 6, 2018(3)	200	199,000
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	1,929	1,944,229
Term Loan, 6.50%, Maturing August 9, 2018	1,350	1,360,468
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	300	300,250

		$7,704,385

Cosmetics / Toiletries — 0.5%

Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	$1,425	$1,418,766
Huish Detergents, Inc.
Term Loan, 2.25%, Maturing April 25, 2014	570	544,350

		$1,963,116

Drugs — 0.9%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	$1,037	$1,008,711
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	593	595,178
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	250	250,036
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	384	382,549
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	767	765,099
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	528	526,005

		$3,527,578

Electronics / Electrical — 6.0%

Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	$265	$256,771
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	1,370	1,359,774
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,475	1,459,513

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Electronics / Electrical (continued)

CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	$1,481	$1,477,547
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	728	720,432
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	1,287	1,270,913
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	494	490,065
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016	1,870	1,773,010
Lawson Software Inc.
Term Loan, 6.25%, Maturing April 5, 2018	2,500	2,515,775
Magic Newco LLC
Term Loan, 7.25%, Maturing December 20, 2019	675	662,513
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	720	711,498
NDS Treasury (Americas), LLC
Term Loan, 3.75%, Maturing March 12, 2018	642	641,057
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	422	422,340
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	1,284	1,268,505
Term Loan, 5.50%, Maturing March 3, 2017	471	472,027
Term Loan, 5.25%, Maturing March 19, 2019	848	845,755
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	399	396,995
SafeNet Inc.
Term Loan, 2.75%, Maturing April 12, 2014	312	306,898
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	1,757	1,747,916
Serena Software, Inc.
Term Loan, 4.24%, Maturing March 10, 2016	1,648	1,615,093
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	475	469,063
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	599	603,176
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	66	65,440
Term Loan, 5.00%, Maturing June 7, 2019	634	632,591
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	322	322,554
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	224	223,407
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	493	490,964
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	920	918,759

		$24,140,351

Equipment Leasing — 0.9%

BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	$1,353	$1,349,176
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	625	628,906
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,750	1,760,937

		$3,739,019

Financial Intermediaries — 3.0%

AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019	$475	$475,000
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	561	555,019
CB Richard Ellis Services, Inc.
Term Loan, 3.50%, Maturing March 5, 2018	318	315,629
Term Loan, 3.74%, Maturing September 4, 2019	301	297,718
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	817	808,582
First Data Corporation
Term Loan, 3.00%, Maturing September 24, 2014	492	472,742
Term Loan, 3.00%, Maturing September 24, 2014	500	480,899
Term Loan, 3.00%, Maturing September 24, 2014	514	494,783
Term Loan, 4.25%, Maturing March 23, 2018	830	764,130
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	964	947,982
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	370	370,313
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	427	426,020
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	447	449,006
LPL Holdings, Inc.
Term Loan, 2.75%, Maturing March 29, 2017	395	382,409
Term Loan, 4.00%, Maturing March 29, 2019	1,521	1,510,729
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	322	323,359
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	376	376,928
Nuveen Investments, Inc.
Term Loan, 5.96%, Maturing May 12, 2017	776	764,639
Term Loan, 5.96%, Maturing May 13, 2017	664	653,688

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Financial Intermediaries (continued)

Oz Management LP
Term Loan, Maturing November 15, 2016(2)	$650	$565,500
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(4)	7	6,107
Term Loan, 7.00%, Maturing December 10, 2015(4)	236	182,912
RPI Finance Trust
Term Loan, 4.00%, Maturing November 9, 2018	425	422,344
Vantiv, LLC
Term Loan, 3.75%, Maturing February 27, 2019	224	224,157

		$12,270,595

Food Products — 3.9%

Dean Foods Company
Term Loan, 1.63%, Maturing April 2, 2014	$2,136	$2,101,780
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	3,040	2,998,632
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	485	485,403
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	249	249,372
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	2,980	2,898,001
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,282	1,279,278
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	2,352	2,346,651
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	701	704,259
Pinnacle Foods Finance LLC
Term Loan, 2.77%, Maturing April 2, 2014	2,019	2,011,406
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018	868	868,618

		$15,943,400

Food Service — 4.3%

Aramark Corporation
Term Loan, 3.50%, Maturing July 26, 2016	$3,285	$3,259,706
Term Loan, 3.50%, Maturing July 26, 2016	48	47,864
Term Loan, 3.50%, Maturing July 26, 2016	216	214,374
Term Loan, 3.65%, Maturing July 26, 2016	898	889,678
Buffets, Inc.
Term Loan, 0.00%, Maturing April 22, 2015(5)	116	51,621
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016	2,028	2,021,856
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017	1,452	1,447,545
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017	1,877	1,854,205
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018	648	650,806
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018	324	324,998
OSI Restaurant Partners, LLC
Term Loan, 2.49%, Maturing June 14, 2013	247	243,534
Term Loan, 2.56%, Maturing June 14, 2014	2,361	2,324,832
P.F. Chang’s China Bistro Inc.
Term Loan, Maturing June 25, 2019(2)	200	200,938
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017	1,482	1,435,531
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing March 15, 2019	650	636,675
Wendy’s International, Inc.
Term Loan, 0.50%, Maturing May 15, 2019(3)	755	750,577
Term Loan, 4.75%, Maturing May 15, 2019	945	940,569

		$17,295,309

Food / Drug Retailers — 2.3%

General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	$2,250	$2,245,781
Pantry, Inc. (The)

Term Loan, 2.00%, Maturing May 15, 2014	512	503,701
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014	3,870	3,794,887
Term Loan, 4.50%, Maturing March 2, 2018	996	984,259
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 20, 2018	275	271,563
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018	1,580	1,560,430

		$9,360,621

Health Care — 13.0%

Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017	$224	$222,193
Term Loan, 4.75%, Maturing June 30, 2017	249	245,848
Term Loan, 4.75%, Maturing June 30, 2017	1,191	1,177,105
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015	1,303	1,299,678
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017	331	330,620
Term Loan, 8.50%, Maturing April 4, 2017	331	330,620
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015	2,986	2,949,775

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Health Care (continued)

CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017	$987	$947,179
Catalent Pharma Solutions
Term Loan, 4.25%, Maturing September 15, 2016	2,268	2,255,575
Community Health Systems, Inc.
Term Loan, 2.58%, Maturing July 25, 2014	2,652	2,618,257
Term Loan, 3.97%, Maturing January 25, 2017	1,543	1,519,882
ConMed Corporation
Term Loan, 1.75%, Maturing April 12, 2013	253	248,782
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016	290	289,310
CRC Health Corporation
Term Loan, 4.96%, Maturing November 16, 2015	1,462	1,353,833
DJO Finance LLC
Term Loan, 5.25%, Maturing November 1, 2016	904	897,928
Term Loan, 6.25%, Maturing September 15, 2017	773	767,748
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	995	947,599
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	399	399,436
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	445	441,520
Fenwal, Inc.
Term Loan, 2.72%, Maturing February 28, 2014	137	133,811
Term Loan, 2.72%, Maturing February 28, 2014	798	780,275
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	1,312	1,302,252
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016	590	584,441
HCA, Inc.
Term Loan, 3.71%, Maturing March 31, 2017	4,772	4,646,792
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	4,204	4,174,973
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	815	802,467
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018	323	325,183
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	2,488	2,340,546
Term Loan, 6.75%, Maturing May 15, 2018	619	580,594
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	544	518,715
LHP Hospital Group, Inc.
Term Loan, Maturing June 25, 2018(2)	250	240,000
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016	1,474	1,477,397
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	407	390,624
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	1,810	1,787,648
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	274	272,941
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018	871	876,502
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018	150	150,187
Prime Healthcare Services, Inc.
Term Loan, 7.50%, Maturing April 28, 2015	848	843,428
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	1,460	1,421,309
Sheridan Holdings, Inc.
Term Loan, Maturing June 19, 2019(2)	500	495,000
Sunrise Medical Holdings B.V.
Term Loan, 7.00%, Maturing May 13, 2014	341	327,884
Thomson Reuters (Healthcare) Inc.
Term Loan, 6.75%, Maturing June 6, 2019	700	698,250
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	718	702,198
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,966	1,942,120
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019	400	394,900
Term Loan, 4.75%, Maturing February 13, 2019	524	515,439
Term Loan, Maturing February 13, 2019(2)	2,000	1,960,000
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	990	989,213
VWR Funding, Inc.
Term Loan, 2.75%, Maturing June 30, 2014	877	866,171
Term Loan, 4.50%, Maturing April 28, 2017	877	869,461

		$52,653,609

Home Furnishings — 0.6%

Hunter Fan Company
Term Loan, 2.75%, Maturing April 16, 2014	$198	$183,952
National Bedding Company LLC
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014	2,291	2,276,566
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(4)	93	83,673

		$2,544,191

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Industrial Equipment — 0.9%

Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019	$572	$572,364
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 22, 2018	725	721,979
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017	400	397,000
Kinetek Acquisitions Corporation
Term Loan, 2.75%, Maturing November 11, 2013	41	41,122
Term Loan, 2.75%, Maturing November 11, 2013	407	405,447
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	270	269,477
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017	600	600,934
Tank Intermediate Holding Corp.
Term Loan, 5.75%, Maturing April 15, 2016	406	405,153
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017	347	349,546

		$3,763,022

Insurance — 2.9%

Alliant Holdings I, Inc.
Term Loan, 3.46%, Maturing August 21, 2014	$954	$955,054
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	274	273,284
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018	3,568	3,560,953
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	550	564,094
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015	597	597,686
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	373	373,874
Hub International Limited
Term Loan, 4.75%, Maturing June 13, 2017	2,052	2,059,496
Term Loan, 6.75%, Maturing December 13, 2017	851	855,779
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014	1,415	1,400,716
Term Loan, 7.00%, Maturing May 5, 2014	972	970,057

		$11,610,993

Leisure Goods / Activities / Movies — 4.8%

Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017	$973	$973,604
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 15, 2016	2,003	1,999,604
Term Loan, 4.25%, Maturing February 22, 2018	498	496,629
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018	2,161	2,144,507
Bombardier Recreational Products, Inc.
Term Loan, 4.60%, Maturing June 28, 2016	1,478	1,468,628
Bright Horizons Family Solutions, Inc.
Term Loan, 4.25%, Maturing May 28, 2015	759	753,858
Cinemark USA, Inc.
Term Loan, 3.55%, Maturing April 29, 2016	1,887	1,880,136
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016	543	545,827
Fender Musical Instruments Corporation
Term Loan, 2.50%, Maturing June 9, 2014	574	561,237
Regal Cinemas, Inc.
Term Loan, 3.29%, Maturing August 23, 2017	2,561	2,541,792
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014	461	367,586
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing February 17, 2016	480	477,230
Term Loan, 4.00%, Maturing August 17, 2017	778	774,254
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018	2,450	2,436,648
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018	451	456,879
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015	1,696	1,644,783

		$19,523,202

Lodging and Casinos — 1.2%

Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018	$490	$490,831
Caesars Entertainment Operating Company
Term Loan, 5.50%, Maturing January 26, 2018	1,447	1,284,813
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013	444	445,945
Las Vegas Sands LLC
Term Loan, 2.75%, Maturing November 23, 2016	1,095	1,065,089
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	569	569,841
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	274	273,927
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	698	696,504

		$4,826,950

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Nonferrous Metals / Minerals — 1.8%

Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	$1,125	$1,107,120
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	2,255	2,245,383
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019	499	501,867
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	298	292,726
Term Loan, 4.00%, Maturing March 10, 2017	1,182	1,162,054
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016	1,766	1,768,534
Waupaca Foundry, Inc.
Term Loan, Maturing June 29, 2017(2)	300	299,438

		$7,377,122

Oil and Gas — 1.9%

Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	$248	$248,435
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	90	91,261
Term Loan, 9.00%, Maturing June 23, 2017	1,225	1,240,312
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	550	553,896
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	1,300	1,275,161
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016	1,927	1,767,100
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	1,097	1,098,622
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,318	1,324,908

		$7,599,695

Publishing — 4.4%

Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017	$925	$917,196
Black Press US Partnership
Term Loan, 2.47%, Maturing August 2, 2013	231	212,551
Term Loan, 2.47%, Maturing August 2, 2013	381	350,084
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014	855	269,901
Term Loan, 2.25%, Maturing August 28, 2014	2,197	693,502
Term Loan, 2.50%, Maturing August 28, 2014	985	310,775
Getty Images, Inc.
Term Loan, 4.02%, Maturing November 2, 2015	265	265,276
Term Loan, 5.26%, Maturing November 7, 2016	2,606	2,612,397
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014	73	57,968
Term Loan, 3.62%, Maturing August 7, 2014	704	556,082
Interactive Data Corp
Term Loan, 4.50%, Maturing February 12, 2018	1,482	1,460,011
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	3,589	3,452,585
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014	458	443,830
Nelson Education Ltd.
Term Loan, 2.96%, Maturing July 3, 2014	324	278,652
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014	292	259,394
Nielsen Finance LLC
Term Loan, 3.99%, Maturing May 2, 2016	2,410	2,398,683
SGS International, Inc.
Term Loan, 3.75%, Maturing September 30, 2013	173	172,455
Term Loan, 3.75%, Maturing September 30, 2013	2,231	2,223,485
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(4)(6)	356	213,342
Term Loan - Second Lien, 7.25%, Maturing June 18, 2013	445	427,570
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014	84	76,365
Term Loan, 8.00%, Maturing September 29, 2014	112	101,820

		$17,753,924

Radio and Television — 2.2%

Clear Channel Communications, Inc.
Term Loan, 3.90%, Maturing January 28, 2016	$787	$628,331
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	2,039	2,039,170
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018	238	239,425
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018	249	249,372
Local TV Finance, LLC
Term Loan, 4.25%, Maturing May 7, 2015	824	815,672
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	987	987,448
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017	446	439,931
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016	331	329,878

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Radio and Television (continued)

Univision Communications Inc.
Term Loan, 4.49%, Maturing March 31, 2017	$3,506	$3,312,206

		$9,041,433

Rail Industries — 0.1%

RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019	$399	$399,000

		$399,000

Retailers (Except Food and Drug) — 2.9%

99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019	$199	$199,250
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017	663	663,395
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	425	425,797
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018	603	598,147
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017	475	474,050
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018	792	781,390
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018	1,139	1,127,656
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016	926	924,029
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018	1,525	1,511,013
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017	1,495	1,484,786
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018	850	851,364
Savers, Inc.
Term Loan, 5.25%, Maturing March 3, 2017	465	465,275
Term Loan, Maturing June 27, 2019(2)	325	325,000
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014	89	87,593
Term Loan, 2.79%, Maturing July 24, 2014	889	879,610
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016	612	593,855
Wolverine Worldwide, Inc.
Term Loan, Maturing June 26, 2019(2)	250	250,781

		$11,642,991

Steel — 0.3%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	$321	$321,333
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	495	495,001
WireCo WorldGroup, Inc.
Term Loan, Maturing February 15, 2017(2)	300	297,000

		$1,113,334

Surface Transport — 1.0%

Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	$1,000	$960,000
Term Loan, 3.75%, Maturing March 9, 2018	1,159	1,147,484
Swift Transportation Co. Inc.
Term Loan, 3.99%, Maturing December 21, 2016	875	875,722
Term Loan, 5.00%, Maturing December 21, 2017	931	934,591

		$3,917,797

Telecommunications — 3.2%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016	$763	$685,129
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019	821	808,919
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018	5,396	5,378,612
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,911	2,850,974
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	446	442,994
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019	900	895,500
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019	1,875	1,858,594

		$12,920,722

Utilities — 3.3%

AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	$1,259	$1,260,862
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	752	755,840
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	470	467,507
Term Loan, 4.50%, Maturing April 2, 2018	2,814	2,802,062
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	1,243	1,274,190

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Utilities (continued)

Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	$447	$461,140
LS Power Funding Corp.
Term Loan, Maturing June 28, 2019(2)	525	519,750
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	4,420	4,399,551
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017	2,261	1,356,516

		$13,297,418

Total Senior Floating-Rate Interests
(identified cost $381,159,092)		$378,439,522

Corporate Bonds & Notes — 1.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Chemicals and Plastics — 0.4%

Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20	$1,000	$1,030,000
Ineos Finance PLC, Sr. Notes
8.375%, 2/15/19(7)	575	596,563

		$1,626,563

Containers and Glass Products — 0.3%

Berry Plastics Corp., Sr. Notes
5.217%, 2/15/15(8)	$1,000	$1,003,750

		$1,003,750

Lodging and Casinos — 0.3%

Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(7)	$1,125	$1,136,250

		$1,136,250

Utilities — 0.4%

Calpine Corp., Sr. Notes
7.875%, 1/15/23(7)	$1,475	$1,615,125

		$1,615,125

Total Corporate Bonds & Notes
(identified cost $5,150,210)		$5,381,688

Common Stocks — 0.9%

Security	Shares	Value

Automotive — 0.1%

Dayco Products, LLC(9)(10)	15,250	$545,187

		$545,187

Diversified Manufacturing — 0.0%(11)

MEGA Brands, Inc.(9)	14,825	$90,301

		$90,301

Financial Intermediaries — 0.0%(11)

RTS Investor Corp.(4)(9)(10)	82	$7,864

		$7,864

Food Service — 0.0%

Buffets, Inc.(4)(9) (10)	20,871	$0

		$0

Home Furnishings — 0.0%(11)

Oreck Corp.(4)(9)(10)	1,658	$95,169

		$95,169

Lodging and Casinos — 0.4%

Affinity Gaming, LLC(9)(10)	41,797	$466,736
Tropicana Entertainment, Inc.(4)(9)(10)	71,982	1,007,748

		$1,474,484

Publishing — 0.4%

Ion Media Networks, Inc.(4)(9)(10)	399	$294,602
MediaNews Group, Inc.(4)(9)(10)	45,600	979,035
Source Interlink Companies, Inc.(4)(9)(10)	1,145	6,721
Star Tribune Media Holdings Co.(9)(10)	4,060	112,665
SuperMedia, Inc.(9)(10)	14,751	36,877

		$1,429,900

Total Common Stocks
(identified cost $3,267,754)		$3,642,905

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.5%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/2/12	$6,104	$6,103,721

Total Short-Term Investments
(identified cost $6,103,721)		$6,103,721

Total Investments — 97.4%
(identified cost $395,680,777)		$393,567,836

Less Unfunded Loan Commitments — (0.3)%		$(954,507)

Net Investments — 97.1%
(identified cost $394,726,270)		$392,613,329

Other Assets, Less Liabilities — 2.9%		$11,626,471

Net Assets — 100.0%		$404,239,800

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after June 30, 2012, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	For fair value measurement disclosure purposes, security is categoried as Level 3 (see Note 11).

(5)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $3,347,938 or 0.8% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2012.

(9)	Non-income producing security.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Amount is less than 0.05%.

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investments, at value (identified cost, $394,726,270)	$392,613,329
Cash	17,012,942
Interest receivable	1,308,471
Receivable for investments sold	3,256
Receivable for Fund shares sold	8,148
Prepaid expenses	19,513

Total assets	$410,965,659

Liabilities

Payable for investments purchased	$5,849,875
Payable for Fund shares redeemed	426,831
Payable to affiliates:
Investment adviser fee	183,442
Distribution fees	79,757
Trustees’ fees	3,720
Payable for shareholder servicing fees	112,452
Accrued expenses	69,782

Total liabilities	$6,725,859

Net Assets	$404,239,800

Sources of Net Assets

Paid-in capital	$400,817,581
Accumulated net realized gain	3,960,321
Accumulated undistributed net investment income	1,574,839
Net unrealized depreciation	(2,112,941)

Total	$404,239,800

Net Asset Value, Offering Price and Redemption Price Per Share

($404,239,800 ÷ 43,354,632 shares of beneficial interest outstanding)	$9.32

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Interest and other income	$10,367,148

Total investment income	$10,367,148

Expenses

Investment adviser fee	$1,113,948
Distribution fees	484,325
Shareholder servicing fees	458,162
Trustees’ fees and expenses	7,869
Custodian fee	115,323
Transfer and dividend disbursing agent fees	5,861
Legal and accounting services	37,547
Printing and postage	5,601
Miscellaneous	15,110

Total expenses	$2,243,746

Deduct —
Reduction of custodian fee	$4,578

Total expense reductions	$4,578

Net expenses	$2,239,168

Net investment income	$8,127,980

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,315,243

Net realized gain	$2,315,243

Change in unrealized appreciation (depreciation) —
Investments	$2,858,565

Net change in unrealized appreciation (depreciation)	$2,858,565

Net realized and unrealized gain	$5,173,808

Net increase in net assets from operations	$13,301,788

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$8,127,980	$16,172,932
Net realized gain from investment transactions	2,315,243	6,728,763
Net change in unrealized appreciation (depreciation) from investments	2,858,565	(14,916,842)

Net increase in net assets from operations	$13,301,788	$7,984,853

Distributions to shareholders —
From net investment income	$(8,133,035)	$(16,122,510)
From net realized gain	(4,612,952)	—

Total distributions to shareholders	$(12,745,987)	$(16,122,510)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$74,387,624	$69,458,481
Net asset value of shares issued to shareholders in payment of distributions declared	12,745,987	16,122,510
Cost of shares redeemed	(38,141,423)	(76,848,077)

Net increase in net assets from Fund share transactions	$48,992,188	$8,732,914

Net increase in net assets	$49,547,989	$595,257

Net Assets

At beginning of period	$354,691,811	$354,096,554

At end of period	$404,239,800	$354,691,811

Accumulated undistributed net investment income included in net assets

At end of period	$1,574,839	$1,579,894

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.300		$9.460	$9.050	$6.580	$9.580	$10.040

Income (Loss) From Operations

Net investment income(1)	$0.195		$0.399	$0.369	$0.399	$0.501	$0.622
Net realized and unrealized gain (loss)	0.131		(0.161)	0.442	2.467	(3.006)	(0.459)

Total income (loss) from operations	$0.326		$0.238	$0.811	$2.866	$(2.505)	$0.163

Less Distributions

From net investment income	$(0.196)		$(0.398)	$(0.401)	$(0.396)	$(0.495)	$(0.623)
From net realized gain	(0.110)		—	—	—	—	—
Tax return of capital	—		—	—	—	—	(0.000	)(2)

Total distributions	$(0.306)		$(0.398)	$(0.401)	$(0.396)	$(0.495)	$(0.623)

Net asset value — End of period	$9.320		$9.300	$9.460	$9.050	$6.580	$9.580

Total Return(3)	3.52	%(4)	2.54%	9.12%	44.29%	(27.17)%	1.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$404,240		$354,692	$354,097	$1,232,209	$619,917	$705,291
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.16	%(5)	1.17%	1.15%	1.15%	1.20%	1.14%
Expenses after custodian fee reduction	1.16	%(5)	1.17%	1.15%	1.15%	1.19%	1.12%
Net investment income	4.19	%(5)	4.24%	3.98%	4.82%	5.80%	6.30%
Portfolio Turnover	20	%(4)	53%	35%	26%	16%	45%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.001.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2012, the Fund had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2012, the investment adviser fee amounted to $1,113,948 or 0.575% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2012 amounted to $484,325. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

5 Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its shares that are subject to shareholder servicing agreements. For the six months ended June 30, 2012, shareholder servicing fees were equivalent to 0.24% per annum of the Fund’s average daily net assets and amounted to $458,162.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $110,099,372 and $76,963,248, respectively, for the six months ended June 30, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011

Sales	7,919,706	7,273,789
Issued to shareholders electing to receive payments of distributions in Fund shares	1,360,861	1,711,754
Redemptions	(4,065,770)	(8,260,009)

Net increase	5,214,797	725,534

At June 30, 2012, separate accounts of 2 insurance companies each owned more than 10% of the outstanding shares of the Fund aggregating 89%.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$394,762,103

Gross unrealized appreciation	$4,760,307
Gross unrealized depreciation	(6,909,081)

Net unrealized depreciation	$(2,148,774)

9 Line of Credit

The Fund participates with other portfolios managed by EVM and its affiliates in a $800 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolios at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fee during the six months ended June 30, 2012.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

10 Credit Risk

The Fund invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$376,998,981	$486,034	$377,485,015
Corporate Bonds & Notes	—	5,381,688	—	5,381,688
Common Stocks	127,178	1,124,588	2,391,139	3,642,905
Short-Term Investments	—	6,103,721	—	6,103,721

Total Investments	$127,178	$389,608,978	$2,877,173	$392,613,329

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in
	Senior Floating-Rate	Investments in
	Interests	Common Stocks	Total

Balance as of December 31, 2011	$321,989	$1,622,225	$1,944,214
Realized gains (losses)	89	—	89
Change in net unrealized appreciation (depreciation)*	(134,501)	37,543	(96,958)
Cost of purchases(1)	25,551	—	25,551
Proceeds from sales(1)	(593)	—	(593)
Accrued discount (premium)	21,210	—	21,210
Transfers to Level 3**	305,268	986,751	1,292,019
Transfers from Level 3**	(52,979)	(255,380)	(308,359)

Balance as of June 30, 2012	$486,034	$2,391,139	$2,877,173

Change in net unrealized appreciation (depreciation) on investments still held as of June 30, 2012	$(134,551)	$37,543	$(97,008)

*	Amount is included in the related amount on investments in the Statement of Operations.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing the special considerations relevant to investing in senior floating rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance VT Floating-Rate Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance VT Floating-Rate Income Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
VT Floating-Rate Income Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1939-8/12	VTFRHSRC

Eaton Vance VT Large-Cap Value Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective(s), risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
VT Large-Cap Value Fund
Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance
VT Large-Cap Value Fund
June 30, 2012
Performance1,2

Portfolio Managers Michael R. Mach, CFA, Stephen J. Kaszynski, CFA, John D. Crowley and Matthew F. Beaudry, CMFC, CIMA

					Since
% Average Annual Total Returns	Inception Date	6 Months	1 Year	5 Years	Inception

Fund at NAV	3/30/2007	7.88%	0.27%	-1.90%	-0.83%
Russell 1000 Value Index	3/30/2007	8.68%	3.01%	-2.19%	-1.19%

% Total Annual Operating Expense Ratios[3]

Gross					1.33%
Net					1.30
Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Wells Fargo & Co.	3.1%
General Electric Co.	3.0
Pfizer, Inc.	3.0
Exxon Mobil Corp.	3.0
Chevron Corp.	3.0
Apple, Inc.	2.9
JPMorgan Chase & Co.	2.7
Merck & Co., Inc.	2.6
CVS Caremark Corp.	2.5
Occidental Petroleum Corp.	2.4

Total	28.2%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
VT Large-Cap Value Fund
June  30, 2012
Endnotes and Additional Disclosures

[1]	Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. A large redemption from the Fund on 9/30/10 positively impacted performance for the since inception period.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/13. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

Beginning	Ending	Expenses	Annualized
Account Value	Account Value	Paid During Period	Expense
(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)*	Ratio

Actual
$1,000.00	$1,078.80	$6.72	1.30%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,018.40	$6.52	1.30%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. Expenses shown do not include insurance-related charges.

4

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value

Aerospace & Defense — 3.7%

Boeing Co. (The)	7,730	$574,339
General Dynamics Corp.	3,814	251,572
Honeywell International, Inc.	9,869	551,085
United Technologies Corp.	7,531	568,816

		$1,945,812

Air Freight & Logistics — 0.5%

FedEx Corp.	3,005	$275,288

		$275,288

Auto Components — 0.5%

Johnson Controls, Inc.	9,536	$264,243

		$264,243

Biotechnology — 1.3%

Celgene Corp.(1)	4,007	$257,089
Gilead Sciences, Inc.(1)	8,366	429,009

		$686,098

Capital Markets — 2.1%

Ameriprise Financial, Inc.	6,914	$361,326
Goldman Sachs Group, Inc. (The)	4,530	434,246
State Street Corp.	7,152	319,265

		$1,114,837

Chemicals — 1.1%

Air Products and Chemicals, Inc.	3,301	$266,490
LyondellBasell Industries NV, Class A	7,644	307,824

		$574,314

Commercial Banks — 7.4%

Fifth Third Bancorp	22,198	$297,453
KeyCorp	44,539	344,732
PNC Financial Services Group, Inc.	11,920	728,431
Regions Financial Corp.	59,600	402,300
U.S. Bancorp	16,688	536,686
Wells Fargo & Co.	48,633	1,626,288

		$3,935,890

Computers & Peripherals — 2.9%

Apple, Inc.(1)	2,598	$1,517,232

		$1,517,232

Consumer Finance — 2.2%

American Express Co.	19,787	$1,151,801

		$1,151,801

Diversified Financial Services — 4.1%

Citigroup, Inc.	27,536	$754,762
JPMorgan Chase & Co.	39,807	1,422,304

		$2,177,066

Diversified Telecommunication Services — 2.6%

AT&T, Inc.	21,943	$782,487
CenturyLink, Inc.	15,373	607,080

		$1,389,567

Electric Utilities — 2.6%

American Electric Power Co., Inc.	14,304	$570,730
NextEra Energy, Inc.	7,765	534,310
PPL Corp.	9,871	274,512

		$1,379,552

Energy Equipment & Services — 1.6%

National Oilwell Varco, Inc.	8,521	$549,093
Schlumberger, Ltd.	4,341	281,775

		$830,868

Food & Staples Retailing — 2.5%

CVS Caremark Corp.	28,278	$1,321,431

		$1,321,431

Food Products — 3.2%

Kraft Foods, Inc., Class A	18,539	$715,976
Nestle SA	6,794	405,451
Unilever NV - NY Shares	16,688	556,545

		$1,677,972

Health Care Equipment & Supplies — 0.9%

Covidien PLC	9,470	$506,645

		$506,645

See Notes to Financial Statements.
5

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 2.9%

Humana, Inc.	4,927	$381,547
UnitedHealth Group, Inc.	19,816	1,159,236

		$1,540,783

Industrial Conglomerates — 3.0%

General Electric Co.	77,030	$1,605,305

		$1,605,305

Insurance — 5.1%

ACE, Ltd.	7,430	$550,786
MetLife, Inc.	16,211	500,109
Prudential Financial, Inc.	9,536	461,829
Travelers Companies, Inc. (The)	11,682	745,779
XL Group PLC	22,182	466,709

		$2,725,212

Internet Software & Services — 0.6%

Google, Inc., Class A(1)	512	$296,996

		$296,996

IT Services — 1.7%

International Business Machines Corp.	4,742	$927,440

		$927,440

Life Sciences Tools & Services — 0.7%

Thermo Fisher Scientific, Inc.	7,152	$371,260

		$371,260

Machinery — 1.3%

Deere & Co.	5,006	$404,835
PACCAR, Inc.	7,152	280,287

		$685,122

Media — 3.8%

Comcast Corp., Class A	16,863	$539,110
Time Warner, Inc.	7,514	289,289
Walt Disney Co. (The)	24,742	1,199,987

		$2,028,386

Metals & Mining — 1.4%

BHP Billiton, Ltd. ADR	5,728	$374,038
Freeport-McMoRan Copper & Gold, Inc.	11,178	380,835

		$754,873

Multi-Utilities — 2.9%

National Grid PLC ADR	7,989	$423,337
PG&E Corp.	7,152	323,771
Sempra Energy	11,582	797,768

		$1,544,876

Multiline Retail — 2.0%

Macy’s, Inc.	15,506	$532,631
Target Corp.	9,130	531,275

		$1,063,906

Oil, Gas & Consumable Fuels — 12.9%

Anadarko Petroleum Corp.	4,283	$283,535
Apache Corp.	3,134	275,447
Chevron Corp.	14,989	1,581,339
ConocoPhillips	18,381	1,027,130
Exxon Mobil Corp.	18,601	1,591,688
Marathon Petroleum Corp.	6,510	292,429
Occidental Petroleum Corp.	14,876	1,275,915
Phillips 66(1)	15,445	513,392

		$6,840,875

Pharmaceuticals — 7.8%

Johnson & Johnson	17,029	$1,150,479
Merck & Co., Inc.	33,376	1,393,448
Pfizer, Inc.	69,386	1,595,878

		$4,139,805

Real Estate Investment Trusts (REITs) — 3.0%

AvalonBay Communities, Inc.	3,735	$528,428
Boston Properties, Inc.	5,021	544,126
Simon Property Group, Inc.	3,499	544,654

		$1,617,208

Road & Rail — 1.7%

Union Pacific Corp.	7,744	$923,937

		$923,937

See Notes to Financial Statements.
6

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 3.6%

Microsoft Corp.	30,840	$943,396
Oracle Corp.	33,343	990,287

		$1,933,683

Specialty Retail — 0.6%

Bed Bath & Beyond, Inc.(1)	4,768	$294,662

		$294,662

Tobacco — 1.2%

Philip Morris International, Inc.	7,152	$624,083

		$624,083

Wireless Telecommunication Services — 1.1%

Vodafone Group PLC ADR	20,264	$571,039

		$571,039

Total Common Stocks
(identified cost $47,813,834)		$51,238,067

Total Investments — 96.5%
(identified cost $47,813,834)		$51,238,067

Other Assets, Less Liabilities — 3.5%		$1,871,604

Net Assets — 100.0%		$53,109,671

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

See Notes to Financial Statements.
7

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investments, at value (identified cost, $47,813,834)	$51,238,067
Cash	1,795,759
Dividends receivable	132,799
Receivable for investments sold	454,758
Tax reclaims receivable	9,088

Total assets	$53,630,471

Liabilities

Payable for investments purchased	$427,641
Payable for Fund shares redeemed	14,496
Payable to affiliates:
Investment adviser fee	26,328
Distribution fees	10,531
Trustees’ fees	738
Payable for shareholder servicing fees	8,743
Accrued expenses	32,323

Total liabilities	$520,800

Net Assets	$53,109,671

Sources of Net Assets

Paid-in capital	$56,391,179
Accumulated net realized loss	(7,064,003)
Accumulated undistributed net investment income	358,722
Net unrealized appreciation	3,423,773

Net Assets	$53,109,671

Net Asset Value, Offering Price and Redemption Price Per Share

($53,109,671 ÷ 6,050,364 shares of beneficial interest outstanding)	$8.78

See Notes to Financial Statements.
8

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $4,178)	$724,490

Total investment income	$724,490

Expenses

Investment adviser fee	$176,030
Distribution fees	70,412
Shareholder servicing fees	56,174
Trustees’ fees and expenses	1,484
Custodian fee	26,706
Transfer and dividend disbursing agent fees	5,861
Legal and accounting services	22,925
Printing and postage	2,947
Miscellaneous	3,079

Total expenses	$365,618

Deduct —
Reduction of custodian fee	$180

Total expense reductions	$180

Net expenses	$365,438

Net investment income	$359,052

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,389,244
Foreign currency transactions	1,326

Net realized gain	$1,390,570

Change in unrealized appreciation (depreciation) —
Investments	$2,919,656
Foreign currency	(1,353)

Net change in unrealized appreciation (depreciation)	$2,918,303

Net realized and unrealized gain	$4,308,873

Net increase in net assets from operations	$4,667,925

See Notes to Financial Statements.
9

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$359,052	$778,886
Net realized gain (loss) from investment and foreign currency transactions	1,390,570	(3,908,004)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	2,918,303	(468,164)

Net increase (decrease) in net assets from operations	$4,667,925	$(3,597,282)

Distributions to shareholders —
From net investment income	$(7,595)	$(773,629)

Total distributions to shareholders	$(7,595)	$(773,629)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$346,781	$6,452,252
Reinvestment of distributions	7,540	768,339
Cost of shares redeemed	(11,907,777)	(17,256,008)

Net decrease in net assets from Fund share transactions	$(11,553,456)	$(10,035,417)

Net decrease in net assets	$(6,893,126)	$(14,406,328)

Net Assets

At beginning of period	$60,002,797	$74,409,125

At end of period	$53,109,671	$60,002,797

Accumulated undistributed net investment income included in net assets

At end of period	$358,722	$7,265

See Notes to Financial Statements.
10

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2012									Period Ended
	(Unaudited)		2011	2010		2009		2008		December 31, 2007(1)

Net asset value — Beginning of period	$8.140		$8.770	$8.000		$6.820		$10.630		$10.000

Income (Loss) From Operations

Net investment income	$0.059		$0.107	$0.467		$0.074	(2)	$0.105	(2)	$0.072	(2)
Net realized and unrealized gain (loss)	0.582		(0.631)	0.768	(3)	1.158		(3.812)		0.558

Total income (loss) from operations	$0.641		$(0.524)	$1.235		$1.232		$(3.707)		$0.630

Less Distributions

From net investment income	$(0.001)		$(0.106)	$(0.465)		$(0.052)		$(0.103)		$—

Total distributions	$(0.001)		$(0.106)	$(0.465)		$(0.052)		$(0.103)		$—

Net asset value — End of period	$8.780		$8.140	$8.770		$8.000		$6.820		$10.630

Total Return(4)	7.88	%(5)	(5.97)%	15.44%		18.25%		(34.96)%		6.30	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53,110		$60,003	$74,409		$44,761		$14,585		$22,695
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.30	%(6)	1.28%	1.34	%(7)(8)	1.30	%(7)	1.30	%(7)	1.30	%(6)(7)
Expenses after custodian fee reduction	1.30	%(6)	1.28%	1.34	%(7)(8)	1.30	%(7)	1.30	%(7)	1.29	%(6)(7)
Net investment income	1.28	%(6)	1.17%	0.70%		1.04%		1.16%		0.90	%(6)
Portfolio Turnover	21	%(5)	70%	55%		71%		86%		42	%(5)

(1)	For the period from the start of business, March 30, 2007, to December 31, 2007.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser subsidized certain operating expenses (equal to 0.10%, 0.31%, 0.32% and 12.96% of average daily net assets for years ended December 31, 2010, 2009 and 2008 and the period ended December 31, 2007, respectively). Absent this subsidy, total return would be lower.
(8)	Includes interest expense of 0.04%.

See Notes to Financial Statements.
11

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance VT Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,450,627 and deferred capital losses of $3,807,106 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on December 31, 2016 ($52,670) and December 31, 2017 ($4,397,957). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

12

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2012, the investment adviser fee amounted to $176,030. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.30% of the Fund’s average daily net assets. This agreement may be changed or terminated after April 30, 2013. Pursuant to this agreement, EVM was allocated none of the Fund’s operating expenses for the six months ended June 30, 2012. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2012 amounted to $70,412. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

13

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its shares that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2012, shareholder servicing fees were equivalent to 0.20% per annum of the Fund’s average daily net assets and amounted to $56,174.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $11,766,663 and $23,230,628, respectively, for the six months ended June 30, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011

Sales	40,581	774,280
Issued to shareholders electing to receive payments of distributions in Fund shares	843	94,759
Redemptions	(1,358,010)	(1,986,625)

Net decrease	(1,316,586)	(1,117,586)

At June 30, 2012, a separate account of an insurance company owned 99% of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,010,439

Gross unrealized appreciation	$5,431,739
Gross unrealized depreciation	(2,204,111)

Net unrealized appreciation	$3,227,628

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

14

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$3,651,197	$—		$—	$3,651,197
Consumer Staples	3,218,035	405,451		—	3,623,486
Energy	7,671,743	—		—	7,671,743
Financials	12,722,014	—		—	12,722,014
Health Care	7,244,591	—		—	7,244,591
Industrials	5,435,464	—		—	5,435,464
Information Technology	4,675,351	—		—	4,675,351
Materials	1,329,187	—		—	1,329,187
Telecommunication Services	1,960,606	—		—	1,960,606
Utilities	2,924,428	—		—	2,924,428

Total Common Stocks	$50,832,616	$405,451	*	$—	$51,238,067

Total Investments	$50,832,616	$405,451		$—	$51,238,067

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

16

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Large-Cap Value Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

17

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2011 for the Fund. The Board considered various factors that contributed to the Fund’s underperformance during the three-year period ended September 30, 2011, including stock selection, sector allocation, and investments in large-capitalization equities. The Board also considered that the Adviser had taken steps to improve performance by restructuring key aspects of its equity group, including staffing modifications, as well as changes to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

18

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance VT Large-Cap Value Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance VT Large-Cap Value Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

19

Eaton Vance
VT Large-Cap Value Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2990-8/12	VTLCVSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 13, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 13, 2012